Interest Expense	12 Months Ended
Dec. 31, 2025
Interest costs [abstract]
Interest Expense
18.
INTEREST EXPENSE

Interest expense for the years ended December 31, 2025, 2024 and 2023 is outlined below:

	Year Ended December 31,
	2025	2024	2023
(in USD and thousands)
Interest on debt	$315,918	$344,568	$427,052
Amortization of debt transaction costs	30,205	31,722	38,393
Interest for lease liabilities	19,170	21,068	22,533
Loss on prepayment and modifications of debt	17,180	—	48,114
Capitalized interest	(24,390)	(20,525)	(10,913)
Bank fees and other	4,492	3,653	2,882
Total interest expense	$362,575	$380,486	$528,061

For the year ended December 31, 2025, loss on prepayment and modifications of debt primarily related to non-recurring charges in connection with the exercise of the purchase option under the charter agreements for the Viking Orion, the Viking Jupiter, the Viking Octantis and the Viking Mars, and the redemption of all outstanding 5.875% Senior Notes due 2027. For the year ended December 31, 2023, loss on prepayment and modifications of debt primarily related to non-recurring charges for the extinguishment of VCL’s 13.000% Senior Secured Notes due 2025.